SUMMARY OF QUARTERLY EARNINGS (UNAUDITED) (Details) - USD ($)	3 Months Ended								12 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
SUMMARY OF QUARTERLY EARNINGS (UNAUDITED)
Revenue	$ 5,618,936	$ 6,560,841	$ 14,344,224	$ 5,466,873	$ 7,483,923	$ 13,973,843	$ 19,151,952	$ 6,684,047	$ 31,990,874	$ 47,293,765	$ 34,495,415
Expenses	535,355	410,645	432,537	556,585	697,244	388,781	280,497	368,199	1,935,122	1,734,721	1,071,990
Net income	$ 5,083,581	$ 6,150,196	$ 13,911,687	$ 4,910,288	$ 6,786,679	$ 13,585,062	$ 18,871,455	$ 6,315,848	$ 30,055,752	$ 45,559,044	$ 33,423,425
Net income (loss) per unit (in dollars per unit)	$ 0.387	$ 0.469	$ 1.060	$ 0.374	$ 0.517	$ 1.035	$ 1.438	$ 0.481	$ 2.291	$ 3.472	$ 2.548